SIGNIFICANT ACCOUNTING POLICIES - Right-of-use assets (Details) - Right-of-use assets	12 Months Ended
Dec. 31, 2022
Minimum
Right-of-use assets
Lease term in years	3 years
Maximum
Right-of-use assets
Lease term in years	4 years